Fair Value of Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities
The following table presents assets and liabilities that are accounted for at fair value on a recurring basis.

($ millions)	Level 1 (1)	Level 2 (1)	Level 3 (1)	Total
As at June 30, 2026
Assets
Energy contracts subject to regulatory deferral (2) (3)	—	43	—	43
Energy contracts not subject to regulatory deferral (2)	—	18	—	18
Total return swaps and interest rate contracts (2)	—	39	—	39
Other investments (4)	200	—	—	200
	200	100	—	300
Liabilities
Energy contracts subject to regulatory deferral (3) (5)	—	(157)	—	(157)
Energy contracts not subject to regulatory deferral (5)	—	(1)	—	(1)
Cross-currency interest rate swaps and foreign exchange contracts (5)	—	(43)	—	(43)
	—	(201)	—	(201)
As at December 31, 2025
Assets
Energy contracts subject to regulatory deferral (2) (3)	—	51	—	51
Energy contracts not subject to regulatory deferral (2)	—	4	—	4
Total return swaps and foreign exchange contracts (2)	—	37	—	37
Other investments (4)	190	—	—	190
	190	92	—	282
Liabilities
Energy contracts subject to regulatory deferral (3) (5)	—	(149)	—	(149)
Energy contracts not subject to regulatory deferral (5)	—	(2)	—	(2)
Interest rate contracts and cross-currency interest rate swaps (5)	—	(23)	—	(23)
	—	(174)	—	(174)
(1)Under the hierarchy, fair value is determined using: (i) level 1 - unadjusted quoted prices in active markets; (ii) level 2 - other pricing inputs directly or indirectly observable in the marketplace; and (iii) level 3 - unobservable inputs, used when observable inputs are not available. Classifications reflect the lowest level of input that is significant to the fair value measurement.
(2)Included in accounts receivable and other current assets or other assets
(3)Gains and losses arising from changes in the fair value of these contracts are deferred as a regulatory asset or liability for recovery from, or refund to, customers in future rates as permitted by the regulators, with the exception of wholesale trading contracts and certain gas swap contracts.
(4)UNS Energy holds investments in money market accounts, and ITC and Central Hudson hold investments in trust associated with supplemental retirement benefit plans for select employees, which include mutual funds and money market accounts. The fair value of these investments is included in cash and cash equivalents and other assets, with gains and losses recognized in other income, net.
(5)Included in accounts payable and other current liabilities or other liabilities

Schedule of Derivative Offset Netting, Assets	The following table presents the potential offset of counterparty netting.

	Gross Amount	Counterparty
	Recognized in	Netting of	Cash Collateral
($ millions)	Balance Sheet	Energy Contracts	Posted/(Received)	Net Amount
As at June 30, 2026
Derivative assets	61	(26)	12	47
Derivative liabilities	(158)	26	—	(132)

As at December 31, 2025
Derivative assets	55	(29)	15	41
Derivative liabilities	(151)	29	—	(122)

Schedule of Derivative Offset Netting, Liabilities	The following table presents the potential offset of counterparty netting.

	Gross Amount	Counterparty
	Recognized in	Netting of	Cash Collateral
($ millions)	Balance Sheet	Energy Contracts	Posted/(Received)	Net Amount
As at June 30, 2026
Derivative assets	61	(26)	12	47
Derivative liabilities	(158)	26	—	(132)

As at December 31, 2025
Derivative assets	55	(29)	15	41
Derivative liabilities	(151)	29	—	(122)

Schedule of Volume of Derivative Activity
As at June 30, 2026, the Corporation had various energy contracts that will settle on various dates through 2032. The volumes related to electricity and natural gas derivatives are outlined below.

		As at
	June 30,		December 31,
	2026		2025
Energy contracts subject to regulatory deferral (1)
Electricity swap contracts (GWh)	908		890
Electricity power purchase contracts (GWh)	469		395
Gas swap contracts (PJ)	167		183
Gas supply contracts (PJ)	139		147
Energy contracts not subject to regulatory deferral (1)
Wholesale trading contracts (GWh)	4,291		1,430
Gas swap contracts (PJ)	2		2
(1)GWh means gigawatt hours and PJ means petajoules.